17 Property, Plant and Equipment (Details 5) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$)
Complex EOL So Bento [Member] | Wind Power Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.24%	[1]
RA/CA-1	9.09%	[1]
RA/CA-1 (5% Variation)	6.77%	[1]
RA/CA-1 (10% Variation)	4.52%	[1]
Impairment Risk		[1]
Complex EOL Brisa I [Member] | Wind Power Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.24%	[2]
RA/CA-1	35.66%	[2]
RA/CA-1 (5% Variation)	31.89%	[2]
RA/CA-1 (10% Variation)	28.30%	[2]
Impairment Risk		[2]
Complex EOL Brisa II [Member] | Wind Power Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.24%	[3]
RA/CA-1	36.07%	[3]
RA/CA-1 (5% Variation)	31.69%	[3]
RA/CA-1 (10% Variation)	27.54%	[3]
Impairment Risk		[3]
UEG Araucaria [Member] | Thermal Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.76%
RA/CA-1	0.00%
RA/CA-1 (5% Variation)	(2.04%)
RA/CA-1 (10% Variation)	(4.01%)
Impairment Risk	R$ 11,412
Foz Do Areia [Member] | Hydric Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.45%
RA/CA-1	217.22%
RA/CA-1 (5% Variation)	215.52%
RA/CA-1 (10% Variation)	213.85%
Impairment Risk
Segredo [Member] | Hydric Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.45%
RA/CA-1	205.09%
RA/CA-1 (5% Variation)	200.80%
RA/CA-1 (10% Variation)	196.60%
Impairment Risk
Caxias [Member] | Hydric Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.45%
RA/CA-1	153.49%
RA/CA-1 (5% Variation)	149.69%
RA/CA-1 (10% Variation)	145.98%
Impairment Risk
Guaricana [Member] | Hydric Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.45%
RA/CA-1	31.09%
RA/CA-1 (5% Variation)	29.82%
RA/CA-1 (10% Variation)	28.56%
Impairment Risk
Chamine [Member] | Hydric Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.45%
RA/CA-1	80.03%
RA/CA-1 (5% Variation)	78.31%
RA/CA-1 (10% Variation)	76.62%
Impairment Risk
Apucaraninha [Member] | Hydric Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.45%
RA/CA-1	38.17%
RA/CA-1 (5% Variation)	36.77%
RA/CA-1 (10% Variation)	35.39%
Impairment Risk
Chopim I [Member] | Hydric Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.45%
RA/CA-1	151.57%
RA/CA-1 (5% Variation)	146.48%
RA/CA-1 (10% Variation)	141.55%
Impairment Risk
Sao Jorge [Member] | Hydric Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.45%
RA/CA-1	0.40%
RA/CA-1 (5% Variation)	(0.46%)
RA/CA-1 (10% Variation)	(1.31%)
Impairment Risk	R$ 44
Maua [Member] | Hydric Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.45%
RA/CA-1	83.84%
RA/CA-1 (5% Variation)	79.69%
RA/CA-1 (10% Variation)	75.68%
Impairment Risk
Cavernoso II [Member] | Hydric Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.45%
RA/CA-1	17.10%
RA/CA-1 (5% Variation)	14.23%
RA/CA-1 (10% Variation)	11.47%
Impairment Risk
Bela Vista [Member] | Hydric Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	5.45%
RA/CA-1	66.92%
RA/CA-1 (5% Variation)	54.22%
RA/CA-1 (10% Variation)	42.31%
Impairment Risk
Elejor [Member] | Hydric Assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate	7.00%
RA/CA-1	48.34%
RA/CA-1 (5% Variation)	44.52%
RA/CA-1 (10% Variation)	40.85%
Impairment Risk

[1]	Contemplates the GE Boa Vista, GE Farol, GE Olho D Agua and GE Sao Bento do Norte wind farms.
[2]	Contemplates the Nova Asa Branca I, Nova Asa Branca II, Nova Asa Branca III and Nova Eurus IV wind farms.
[3]	Contemplates the Santa Maria, Santa Helena and Ventos de Santo Uriel wind farms.